Supplement to the John Hancock Declaration Funds prospectus
                                dated May 1, 1999

John Hancock V.A. International Fund

On page 10, the "Portfolio Managers" section for the John Hancock V.A. International Fund has been deleted and replaced with the following:


SUBADVISER

Indocam International Investment Services
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Paris-based team responsible for day-to-day investment management

Founded in 1979

Supervised by the adviser




March 1, 2000